Consolidated Statements of Cash Flows - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Income before taxes	R$ 6,763,809	R$ 5,573,916	R$ 4,831,591
Adjustment for:
Depreciation and amortization	14,202,285	13,389,573	12,659,873
Foreign exchange on loans and derivative financial instruments	(66,345)	57,836	199,625
Indexation accruals on assets and liabilities	(61,273)	583,912	761,128
Equity	4,351	10,710	23,742
Losses (gains) on write-off/sale of assets	(405,088)	(403,335)	(708,475)
Impairment losses - trade accounts receivable	1,523,263	1,362,678	1,315,614
Change in liability provision	93,049	24,320	251,116
Write-off and reversals for impairment - inventories	41,896	67,748	34,672
Pension plans and other post-retirement benefits	84,351	66,734	33,775
Provisions for tax, civil, labor and regulatory contingencies	321,936	661,743	653,686
Interest expense	2,141,361	2,092,184	1,850,286
Partial debt reversal through post-closing price adjustment - Garliava Acquisition	0	(244,229)	0
Reversals of provisions for fines for canceling leases and dismantling contracts	(15,881)	(340,034)	(9,811)
Other	1,204	(38,890)	377
Changes in assets and liabilities
Trade accounts receivable	(1,661,763)	(1,943,089)	(854,322)
Inventories	(311,237)	(100,838)	(179,613)
Taxes recoverable	(444,717)	(376,330)	(631,528)
Prepaid expenses	(1,052,392)	(473,260)	(483,711)
Other assets	160,656	61,646	139,213
Personnel, social charges and benefits	24,494	169,537	184,741
Trade accounts payable	1,097,113	800,249	231,890
Taxes, charges and contributions	888,489	2,421,640	2,136,829
Write-offs for payments of provision for legal demands, contingent liabilities, fines for canceling lease contracts and amounts to be refunded to customers	(861,325)	(1,742,676)	(1,144,779)
Other liabilities	348,417	60,147	291,406
Total adjustments	16,052,844	16,167,976	16,755,734
Cash generated from operations	22,816,653	21,741,892	21,587,325
Interest paid	(2,078,021)	(2,054,278)	(1,531,511)
Income and social contribution taxes paid	(862,064)	(901,688)	(1,113,889)
Net cash generated by operating activities	19,876,568	18,785,926	18,941,925
Cash flows from investing activities
Additions to PP&E, intangible assets and others	(9,324,123)	(8,811,346)	(9,894,116)
Proceeds from sale of PP&E	376,591	434,446	777,996
Payment for acquisition of investments and capital contribution in subsidiary	(168,534)	(63,799)	(4,907,282)
Receipts (payments), net of judicial deposits	45,454	393,649	(411,682)
Net payments of receipts from financial investments	(5,302)	0	0
Receipt of dividends and interest on equity	51	0	0
Cash and cash equivalents due to the acquisition (sale) of companies	13	0	0
Cash received from sale of investments	161,057	196,057	232,057
Net cash used in investing activities	(8,914,793)	(7,850,993)	(14,203,027)
Cash flows from financing activities
Additions from loans and debentures	83,084	30,025	4,500,000
Payments of loans, financing, debentures, leases, 5G licenses and contingent liabilities	(3,495,039)	(4,451,943)	(6,986,220)
Receipts - derivative financial instruments	105,240	27,484	55,617
Payments - derivative financial instruments	(50,910)	(135,198)	(166,659)
Payment for acquisitions of shares for treasury	(1,299,583)	(488,758)	(607,443)
Dividend and interest on equity paid	(2,532,399)	(3,832,612)	(5,709,263)
Capital subscriptions made by noncontrolling shareholders in subsidiaries	21,933	511	421
Payments to shareholders for reduction of share capital	(1,461,279)	0	0
Net cash used in financing activities	(8,628,953)	(8,850,491)	(8,913,547)
Increase (decrease) in cash and cash equivalents	2,332,822	2,084,442	(4,174,649)
Cash and cash equivalents at beginning of the year	4,358,276	2,273,834	6,448,483
Cash and cash equivalents at end of the year	R$ 6,691,098	R$ 4,358,276	R$ 2,273,834